Equity (Tables)	9 Months Ended
Sep. 30, 2020
Equity [abstract]
Schedule of Ordinary Shares
a.	Ordinary shares

	December 31, 2019		September 30, 2020
Number of shares authorized		500,000,000	500,000,000

Amount of shares authorized	NT$	5,000,000,000	$165,000,000

Number of shares issued and fully paid		189,954,970	189,954,970

Amount of shares issued and fully paid		$61,366,844	$61,366,844

Schedule of Capital Surplus
b.	Capital surplus

	December 31, 2019	September 30, 2020
Arising from issuance of new share capital	$108,800,191	$108,800,191
Arising from employee share options	6,274,591	6,274,591
Changes in percentage of ownership interests in subsidiary	1,376,349	1,376,349
Equity component of long-term debt (Note 14)	44,579	44,579

	$116,495,710	$116,495,710

Schedule of Accumulated Deficits
The accumulated deficits for 2018 and 2019 approved by the shareholders’ meetings on June 21, 2019 and June 29, 2020, respectively, were as follows:

	For the year ended December 31
	2018	2019
Accumulated deficits at the beginning of the year	$(90,283,261)	$(132,468,858)
Net loss for the year	(42,185,597)	(47,015,967)

Accumulated deficits at the end of the year	$(132,468,858)	$(179,484,825)

Disclosure And Detailed Information Of Other Equity Items

d.	Other reserves items
Unrealized loss on financial assets at fair value through other comprehensive income:

	For the nine months ended September 30
	2019	2020
Balance at January 1	$—	$(55,084)
Unrealized loss
Equity instruments	(9,046)	(98,350)

Balance at September 30	$(9,046)	$(153,434)

Schedule of Non-controlling Interests
e.	Non-controlling interests

	For the nine months ended September 30
	2019	2020
Balance at January 1	$—	$1,074,081
Share in loss for the period	—	(583,948)

Balance at September 30	$—	$490,133